Courseware (Tables)	4 Months Ended
Apr. 30, 2013
Courseware Tables [Abstract]
Intangible Assets

Courseware consisted of the following at April 30, 2013, December 31, 2012 and 2011:

	April 30,	December 31,
	2013	2012	2011
Courseware	$2,097,538	$2,097,538	$2,072,238
Accumulated amortization	(1,889,443)	(1,843,967)	(1,702,407)
Courseware, net	$208,095	$253,571	$369,831

Schedule of Courseware Future Amortization Expense	Estimated future amortization expense of course curricula as of April 30, 2013 is as follows:

Year Ending April 30,
2014	$105,246
2015	65,017
2016	27,730
2017	9,095
2018	1,007
Total	$208,095